BALANCE SHEET PARENTHETICALS (USD $)	Sep. 30, 2014	Dec. 31, 2013
PARENTHETICALS
Allowance for bad debt		$ 0
Accumulated depreciation of Property and equipment	5,049	3,321
Accumulated amortizationof Intangible assets	$ 99,425	$ 56,723
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	100,000,000	100,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Series A Preferred Stock, par value	$ 0.001	$ 0.001
Series A Preferred Stock, shares authorized	4,600,000	4,600,000
Series A Preferred Stock, shares issued	3,777,496	3,777,496
Series A Preferred Stock, shares outstanding	3,777,496	3,777,496
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000
Common Stock, shares issued	19,000,000
Common Stock, shares outstanding	19,000,000
Common Stock VIRURL, INC, par value	$ 0.001	$ 0.001
Common Stock VIRURL, INC, shares authorized	20,000,000	20,000,000
Common Stock VIRURL, INC, shares issued	9,486,715	9,280,500
Common Stock VIRURL, INC, shares outstanding	9,486,715	9,280,500